AXP(SM)
                                                                Growth Fund
                                                     2000 SEMIANNUAL REPORT

American Epresss (R) Funds

(icon of) ruler


AXP Growth Fund seeks to provide shareholders with long-term capital growth.

Going for Growth
In the long run, a company's stock price usually reflects its business fortunes. Therefore, if a company thrives, its stock tends to follow suit. That's why many long-term investors, including AXP Growth Fund, focus on growth stocks -- those of companies that enjoy rising sales and profits. While there will be interruptions along the way, patient investors look forward to sharing in that same prosperity.

CONTENTS

From the Chairman                          3
From the Portfolio Manager                 3
Fund Facts                                 5
The 10 Largest Holdings                    6
Financial Statements (Fund)                7
Notes to Financial Statements (Fund)      10
Financial Statements (Portfolio)          16
Notes to Financial Statements (Portfolio) 19
Investments in Securities                 23

(picture of) Arne H. Carlson
Arne H. Carlson
Chairman of the board

From the Chairman
We are in an extraordinary period for investing in financial assets, with many stocks at their all-time highs. Looking at year 2000, American Express Financial Corporation, the Fund's investment manager, expects the economy to continue to grow and long-term interest rates to rise only slightly. This is a great time to take a close look at your goals and investments. We encourage you to:

o Consult a professional investment adviser who can help you cut through mountains of data.
o Set financial goals that extend beyond those achievable through retirement plans of your employer.
o Learn as much as you can about your current investments.

The portfolio manager's letter that follows provides a review of the Fund's investment strategies and performance. The annual report contains other valuable information as well. The Fund's prospectus describes its investment objectives and how it intends to achieve those objectives. As experienced investors know, information is vital to making good investment decisions.

So, take a moment and decide again whether the Fund's investment objectives and management style fit with your other investments to help you reach your financial goals. And make it a practice on a regular basis to assess your investment options.

On behalf of the Board,

Arne H. Carlson

(picture of) Lisa A Costa
Lisa A Costa
Portfolio manager

From the Portfolio Manager
AXP Growth Fund took good advantage of a stock-market surge to post a strong gain for the first half of the fiscal year. For the six months -- August 1999 through January 2000 -- the Fund's Class A shares generated a total return (excluding the sales charge) of 20.07%. (A portion of the return came in the form of a capital gain, which was paid to shareholders in December and reduced the Fund's net asset value by the same amount.)

The period got off to a shaky start, as the stock market struggled in the face of higher interest rates, concerns that the robust economy might soon spawn a run-up in the inflation rate, and uncertainty regarding the potential effect of the Y2K computer bug. Although the Fund held up relatively well in the negative environment, it lost about 2% through September.

MOOD SWINGS
The mood in the stock market changed quickly, though, as fresh reports of still-tame inflation and healthy corporate profits arrived and excitement about the impact of the burgeoning Internet began to build. By November, the market's moderate advance had turned into a roaring rally that continued to gather momentum through the end of December. Given the strength of the run-up, it wasn't surprising that the period ended with the market retreating moderately in January.

While stocks of virtually all stripes benefited from the late-1999 surge, it was clearly the technology stocks that were the big winners, especially those related to the growth of the Internet. The tech trend worked to the particular advantage of the Fund, as about half of the portfolio's assets was concentrated in that sector, a level that rose to more than 60% in December because of rising prices among those stocks. Among the largest and most productive holdings for the Fund were technology names such as Cisco Systems, Microsoft, EMC Corporation, Texas Instruments, Yahoo and Tellabs. Most of the rest of the portfolio was concentrated in the health care, financial services, retailing and utilities sectors. While there were some positive performers within these groups, on the whole their results were mixed.

Before closing, I want to note that credit for the Fund's excellent performance during the past six months and, in fact, the past few years, belongs to Mitzi Malevich, who managed the Fund during that time and whom I succeeded upon her retirement in January 2000. While no two portfolio managers do their jobs in identical fashion, I think it's important to point out that I intend to follow the same investment strategy that Mitzi employed so successfully: hold a relatively small number of stocks (an average of about 50 for this Fund in recent years) representing large companies with strong growth prospects, keep trading to a minimum, and keep the portfolio virtually fully invested (almost all the assets in stocks, leaving very little in cash reserves) at all times. I look forward to putting that approach to work for you in the years ahead.


Lisa A. Costa

Fund Facts

Class A -- 6-month performance
(All figures per share)
Net asset value (NAV)

Jan. 31, 2000                                                     $49.82
July 31, 1999                                                     $42.14
Increase                                                          $ 7.68

Distributions -- Aug. 1, 1999 - Jan. 31, 2000
From income                                                       $   --
From capital gains                                                $ 0.78
Total distributions                                               $ 0.78

Total return*                                                    +20.07%**

Class B -- 6-month performance
(All figures per share)

Net asset value (NAV)
Jan. 31, 2000                                                     $47.85
July 31, 1999                                                     $40.65
Increase                                                          $ 7.20

Distributions -- Aug. 1, 1999 - Jan. 31, 2000
From income                                                       $   --
From capital gains                                                $ 0.78
Total distributions                                               $ 0.78

Total return*                                                    +19.60%**

Class Y -- 6-month performance
(All figures per share)

Net asset value (NAV)
Jan. 31, 2000                                                     $50.14
July 31, 1999                                                     $42.37
Increase                                                          $ 7.77

Distributions -- Aug. 1, 1999 - Jan. 31, 2000
From income                                                       $   --
From capital gains                                                $ 0.78
Total distributions                                               $ 0.78

Total return*                                                    +20.16%**

 *Returns do not include  sales load,  the  prospectus  discusses the effect of sales  charge,  if  any,  on  the  various  classes.
**The total return is ahypothetical investment in the Fund with all distributions reinvested.

The 10 Largest Holdings

                                       Percent                    Value
                                   (of net assets)        (as of Jan. 31, 2000)
 Cisco Systems                           6.95%                $624,149,999
 EMC                                     6.17                  553,800,000
 Texas Instruments                       5.53                  496,225,000
 Applied Materials                       4.59                  411,750,000
 Microsoft                               4.58                  411,075,000
 Yahoo!                                  3.95                  354,268,750
 Tellabs                                 3.73                  334,800,000
 Citigroup                               3.55                  318,778,125
 Intl Business Machines                  3.25                  291,687,500
 MCI WorldCom                            2.99                  268,734,375

For further detail about these  holdings,  please refer to the section  entitled
"Investments in Securities."

(icon of) pie chart

                           The 10 holdings listed here
                           make up 45.29% of net assets

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

Financial Statements

Statement of assets and liabilities

AXP Growth Fund

Jan. 31, 2000 (Unaudited)

Assets
Investments in Growth Portfolio (Note 1)                                             $8,947,575,424
                                                                                     --------------
Liabilities
Accrued distribution fee                                                                    283,046
Accrued service fee                                                                           9,912
Accrued transfer agency fee                                                                  42,515
Accrued administrative services fee                                                          26,999
Other accrued expenses                                                                      233,719
                                                                                            -------
Total liabilities                                                                           596,191
                                                                                            -------
Net assets applicable to outstanding capital stock                                   $8,946,979,233
                                                                                     ==============
Represented by
Capital stock-- $.01 par value (Note 1)                                              $    1,811,030
Additional paid-in capital                                                            4,540,081,791
Net operating loss                                                                      (19,648,089)
Accumulated net realized gain (loss)                                                   (155,623,640)
Unrealized appreciation (depreciation) on investments                                 4,580,358,141
                                                                                      -------------
Total -- representing net assets applicable to outstanding capital stock             $8,946,979,233
                                                                                     ==============
Net assets applicable to outstanding shares:             Class A                     $5,733,020,508
                                                         Class B                     $2,007,809,665
                                                         Class Y                     $1,206,149,060
Net asset value per share of outstanding capital stock:  Class A shares  115,085,340 $        49.82
                                                         Class B shares   41,961,148 $        47.85
                                                         Class Y shares   24,056,523 $        50.14
                                                                          ---------- --------------

See accompanying notes to financial statements.

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

Statement of operations
AXP Growth Fund

Six months ended Jan. 31, 2000 (Unaudited)

Investment income
Income:
Dividends                                                                $   16,026,825
Interest                                                                      9,641,662
                                                                              ---------
Total income                                                                 25,668,487
                                                                             ----------
Expenses (Note 2):
Expenses allocated from Growth Portfolio                                     24,133,045
Distribution fee
   Class A                                                                    6,381,806
   Class B                                                                    8,527,227
Transfer agency fee                                                           3,764,508
Incremental transfer agency fee
   Class A                                                                      254,850
   Class B                                                                      197,941
Service fee-- Class Y                                                           521,360
Administrative services fees and expenses                                     1,493,751
Compensation of board members                                                     6,809
Registration fees                                                               128,132
Audit fees                                                                        4,500
                                                                                  -----
Total expenses                                                               45,413,929
   Earnings credits on cash balances (Note 2)                                   (97,353)
                                                                                -------
Total net expenses                                                           45,316,576
                                                                             ----------
Investment income (loss) -- net                                             (19,648,089)
                                                                            -----------
Realized and unrealized gain (loss) -- net
Net realized gain (loss) on security transactions                          (155,603,227)
Net change in unrealized appreciation (depreciation) on investments       1,615,498,585
                                                                          -------------
Net gain (loss) on investments                                            1,459,895,358
                                                                          -------------
Net increase (decrease) in net assets resulting from operations          $1,440,247,269
                                                                         ==============

See accompanying notes to financial statements.

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

Statements of changes in net assets
AXP Growth Fund
                                                                      Jan. 31, 2000    July 31, 1999
                                                                     Six months ended    Year ended
                                                                        (Unaudited)

Operations and distributions
Investment income (loss) -- net                                      $  (19,648,089)  $  (13,305,154)
Net realized gain (loss) on security transactions                      (155,603,227)     135,947,987
Net change in unrealized appreciation (depreciation) on investments   1,615,498,585    1,009,565,309
                                                                      -------------    -------------
Net increase (decrease) in net assets resulting from operations       1,440,247,269    1,132,208,142
                                                                      -------------    -------------
Distributions to shareholders from:
   Net realized gain
      Class A                                                           (87,052,918)    (172,407,217)
      Class B                                                           (31,043,233)     (52,235,570)
      Class Y                                                           (17,842,638)     (29,774,192)
                                                                        -----------      -----------
Total distributions                                                    (135,938,789)    (254,416,979)
                                                                       ------------     ------------
Capital share transactions (Note 3)
Proceeds from sales
   Class A shares (Note 2)                                              984,793,051    1,593,251,466
   Class B shares                                                       328,865,166      381,473,406
   Class Y shares                                                       308,997,865      461,488,618
Reinvestment of distributions at net asset value
   Class A shares                                                        81,851,637      162,883,602
   Class B shares                                                        30,843,207       51,981,272
   Class Y shares                                                        17,838,677       29,774,192
Payments for redemptions
   Class A shares                                                      (760,924,694)  (1,455,485,776)
   Class B shares (Note 2)                                              (88,246,588)    (167,880,843)
   Class Y shares                                                      (209,087,172)    (271,060,330)
                                                                       ------------     ------------
Increase (decrease) in net assets from capital share transactions       694,931,149      786,425,607
                                                                        -----------      -----------
Total increase (decrease) in net assets                               1,999,239,629    1,664,216,770
Net assets at beginning of period                                     6,947,739,604    5,283,522,834
                                                                      -------------    -------------
Net assets at end of period                                          $8,946,979,233   $6,947,739,604
                                                                     ==============   ==============

See accompanying notes to financial statements.

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Notes to Financial Statements
AXP Growth Fund
(Unaudited as to Jan. 31, 2000)


1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
The Fund is a series of AXP Growth Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. AXP Growth Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the board.

The Fund offers Class A, Class B and Class Y shares.

o Class A shares are sold with a front-end sales charge.
o Class B shares may be subject to a contingent deferred sales charge and automatically convert to Class A shares during the ninth calendar year of ownership.
o Class Y shares have no sales charge and are offered only to qualifying institutional investors.

All classes of shares have identical  voting,  dividend and liquidation  rights.
The distribution fee, incremental transfer agency fee and service fee (class specific expenses) differs among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

Investment in Growth Portfolio
The Fund invests all of its assets in Growth Portfolio (the Portfolio), a series of Growth Trust (the Trust), an open-end investment company that has the same objectives as the Fund. The Portfolio invests primarily in stocks of U.S. and foreign companies that appear to offer growth opportunities.

The Fund records daily its share of the Portfolio's income, expenses and realized and unrealized gains and losses. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The Fund records its investment in the Portfolio at the value that is equal to the Fund's proportionate ownership interest in the Portfolio's net assets. The percentage of the Portfolio owned by the Fund as of Jan. 31, 2000 was 99.68%.
Valuation of securities held by the Portfolio is discussed in Note 1 of the Portfolio's "Notes to financial statements" (included elsewhere in this report).

Use of estimates
Preparing  financial  statements that conform to generally  accepted  accounting
principles   requires   management  to  make  estimates  (e.g.,  on  assets  and
liabilities) that could differ from actual results.

Federal taxes
The Fund's policy is to comply with all sections of the Internal Revenue Code that apply to regulated investment companies and to distribute substantially all of its taxable income to the shareholders. No provision for income or excise taxes is thus required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts, the recognition of certain foreign currency gains
(losses) as ordinary income (loss) for tax purposes, and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

Dividends to shareholders
An annual dividend from net investment income, declared and paid at the end of the calendar year, when available, is reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the income dividend.

2. EXPENSES AND SALES CHARGES
In addition to the expenses allocated from the Portfolio, the Fund accrues its own expenses as follows:

The Fund has an agreement with American Express Financial Corporation (AEFC) to provide administrative services. Under an Administrative Services Agreement, the Fund pays AEFC a fee for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.05% to 0.03% annually. A minor portion of additional administrative service expenses paid by the Fund are consultants' fees and fund office expenses. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees, and any other expenses properly payable by the Fund and approved by the board.

Under a separate  Transfer  Agency  Agreement,  American  Express Client Service
Corporation (AECSC) maintains  shareholder  accounts and records.  The Fund pays
AECSC an annual fee per shareholder account for this service as follows:

o Class A $19
o Class B $20
o Class Y $17

The Fund has  agreements  with  American  Express  Financial  Advisors Inc. (the
Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a distribution fee at an annual rate up to 0.25% of the Fund's average daily net assets attributable to Class A shares and up to 1.00% for Class B shares.

Under a Shareholder Service Agreement, the Fund's Class Y shares pay a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.10% of the Fund's average daily net assets attributable to Class Y shares.

Sales charges received by the Distributor for distributing Fund shares were $14,929,475 for Class A and $1,137,678 for Class B for the six months ended Jan.
31, 2000.

During the six months ended Jan. 31, 2000, the Fund's transfer agency fees were reduced by $97,353 as a result of earnings credits from overnight cash balances.

3. CAPITAL SHARE TRANSACTIONS
Transactions in shares of capital stock for the periods indicated are as follows:

                                             Six months ended Jan. 31, 2000
                                         Class A         Class B       Class Y
Sold                                   21,697,537       7,460,529     6,717,279
Issued for reinvested distributions     1,627,791         638,575       352,892
Redeemed                              (16,834,609)     (2,000,154)   (4,585,110)
                                      -----------      ----------    ----------
Net increase (decrease)                 6,490,719       6,098,950     2,485,061

                                                Year ended July 31, 1999
                                         Class A         Class B       Class Y
Sold                                   42,090,006      10,280,610    12,052,825
Issued for reinvested distributions     4,405,749       1,450,211       801,761
Redeemed                              (38,533,190)     (4,540,479)   (7,109,224)
                                      -----------      ----------    ----------
Net increase (decrease)                 7,962,565       7,190,342     5,745,362

4. BANK BORROWINGS
The Fund has a revolving credit agreement with U.S. Bank, N.A., whereby the Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund must have asset coverage for borrowings not to exceed the aggregate of 333% of advances equal to or less than five business days plus 367% of advances over five business days. The agreement, which enables the Fund to participate with other American Express mutual funds, permits borrowings up to $200 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to the Federal Funds Rate plus 0.30% or the Eurodollar Rate (Reserve Adjusted) plus 0.20%. Borrowings are payable up to 90 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.05% per annum. The Fund had no borrowings outstanding during the six months ended
Jan. 31, 2000.
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

5. FINANCIAL HIGHLIGHTS
The tables below show certain important finanicial information for evaluating the Fund's results.


Fiscal period ended July 31,

Per share income and capital changesa

                                                                       Class A

                                                     2000b     1999      1998       1997       1996

Net asset value, beginning of period               $42.14    $36.58    $35.47     $23.16     $21.50

Income from investment operations:
Net investment income (loss)                         (.08)     (.03)     (.07)      (.05)        --

Net gains (losses) (both realized and unrealized)    8.54      7.29      2.14      13.04       2.81

Total from investment operations                     8.46      7.26      2.07      12.99       2.81

Less distributions:
Dividends from net investment income                   --        --        --         --       (.01)

Distributions from realized gains                    (.78)    (1.70)     (.96)      (.68)     (1.14)

Total distributions                                  (.78)    (1.70)     (.96)      (.68)     (1.15)

Net asset value, end of period                     $49.82    $42.14    $36.58     $35.47     $23.16

Ratios/supplemental data
Net assets, end of period (in millions)            $5,733    $4,576    $3,681     $3,215     $1,871

Ratio of expenses to average daily net assetsc      1.01%d     .89%      .87%       .97%      1.04%

Ratio of net investment income (loss)
to average daily net assets                         (.35%)d   (.08%)    (.22%)     (.18%)       --%

Portfolio turnover rate
(excluding short-term securities)                      6%       17%       28%        24%        22%

Total returne                                      20.07%    20.49%     6.32%     57.00%     13.29%

a For a share outstanding throughout the period. Rounded to the nearest cent.
b Six months ended Jan. 31, 2000 (Unaudited).
c Expense  ratio is based on total  expenses  of the Fund  before  reduction  of earnings credits on cash balances.
d Adjusted to an annual basis.
e Total return does not reflect payment of a sales charge.


Fiscal period ended July 31,

Per share income and capital changesa

                                                         Class B                                 Class Y

                                          2000b   1999    1998    1997    1996      2000b   1999    1998    1997    1996

Net asset value, beginning of period    $40.65  $35.61  $34.82  $22.92  $21.45    $42.37  $36.74  $35.60  $23.21  $21.51

Income from investment operations:
Net investment income (loss)              (.23)   (.28)   (.29)   (.22)   (.02)     (.04)     --    (.04)   (.01)    .01

Net gains (losses) (both realized
and unrealized)                           8.21    7.02    2.04   12.80    2.63      8.59    7.33    2.14   13.08    2.85

Total from investment operations          7.98    6.74    1.75   12.58    2.61      8.55    7.33    2.10   13.07    2.86

Less distributions:
Dividends from net investment income        --      --      --      --      --        --      --      --      --    (.02)

Distributions from realized gains         (.78)  (1.70)   (.96)   (.68)  (1.14)     (.78)  (1.70)   (.96)   (.68)  (1.14)

Total distributions                       (.78)  (1.70)   (.96)   (.68)  (1.14)     (.78)  (1.70)   (.96)   (.68)  (1.16)

Net asset value, end of period          $47.85  $40.65  $35.61  $34.82  $22.92    $50.14  $42.37  $36.74  $35.60  $23.21

Ratios/supplemental data
Net assets, end of period (in millions) $2,008  $1,458  $1,021    $713    $281    $1,206    $914    $582    $179     $29

Ratio of expenses to average
daily net assetsc                        1.78%d  1.65%   1.63%   1.74%   1.82%      .85%d   .80%    .80%    .85%    .88%

Ratio of net investment income
(loss) to average daily net assets      (1.12%)d (.85%)  (.97%)  (.94%)  (.80%)    (.20%)d   --%   (.12%)  (.07%)   .13%

Portfolio turnover rate
(excluding short-term securities)           6%     17%     28%     24%     22%        6%     17%     28%     24%     22%

Total returne                           19.60%  19.58%   5.52%  55.81%  12.43%    20.16%  20.59%   6.40%  57.23%  13.40%

a For a share outstanding throughout the period. Rounded to the nearest cent.
b Six months ended Jan. 31, 2000 (Unaudited).
c Expense  ratio is based on total  expenses  of the Fund  before  reduction  of earnings credits on cash balances.
d Adjusted to an annual basis.
e Total return does not reflect payment of a sales charge.

Financial Statements

Statement of assets and liabilities
Growth Portfolio

Jan. 31, 2000 (Unaudited)

Assets
Investments in securities, at value (Note 1):
   Investment in securities of unaffiliated issuers (identified cost $4,304,068,580)  $8,880,440,006
   Investment in securities of affiliated issuers (identified cost $60,266,600)           83,137,500
                                                                                          ----------
Total investments in securities (identified cost $4,364,335,180)                       8,963,577,506
Cash in bank on demand deposit                                                               579,419
Dividends and accrued interest receivable                                                    905,500
Receivable for investment securities sold                                                 24,417,470
U.S. government securities held as collateral (Note 4)                                    27,818,455
                                                                                          ----------
Total assets                                                                           9,017,298,350
                                                                                       -------------
Liabilities
Payable for investment securities purchased                                               13,028,448
Payable upon return of securities loaned (Note 4)                                         27,818,455
Accrued investment management services fee                                                   393,942
Other accrued expenses                                                                       110,165
                                                                                             -------
Total liabilities                                                                         41,351,010
                                                                                          ----------
Net assets                                                                            $8,975,947,340
                                                                                      ==============

See accompanying notes to financial statements.


Statement of operations
Growth Portfolio

Six months ended Jan. 31, 2000 (Unaudited)

Investment income
Income:
Dividends                                                                $   16,080,080
Interest                                                                      9,653,224
                                                                              ---------
Total income                                                                 25,733,304
                                                                             ----------
Expenses (Note 2):
Investment management services fee                                           23,924,023
Compensation of board members                                                    10,519
Custodian fees                                                                  230,650
Audit fees                                                                       13,500
Other                                                                            37,735
                                                                                 ------
Total expenses                                                               24,216,427
   Earnings credits on cash balances (Note 2)                                    (3,600)
                                                                                 ------
Total net expenses                                                           24,212,827
                                                                             ----------
Investment income (loss) -- net                                               1,520,477
                                                                              ---------
Realized and unrealized gain (loss) -- net
Net realized gain (loss) on security transactions                          (156,008,939)
Net change in unrealized appreciation (depreciation) on investments       1,620,716,823
                                                                          -------------
Net gain (loss) on investments                                            1,464,707,884
                                                                          -------------
Net increase (decrease) in net assets resulting from operations          $1,466,228,361
                                                                         ==============

See accompanying notes to financial statements.


Statements of changes in net assets
Growth Portfolio
                                                                      Jan. 31, 2000     July 31, 1999
                                                                    Six months ended      Year ended
                                                                        (Unaudited)

Operations
Investment income (loss) -- net                                      $    1,520,477    $   15,869,412
Net realized gain (loss) on security transactions                      (156,008,939)      136,823,917
Net change in unrealized appreciation (depreciation) on investments   1,620,716,823     1,012,968,938
                                                                      -------------     -------------
Net increase (decrease) in net assets resulting from operations       1,466,228,361     1,165,662,267
Net contributions (withdrawals) from partners                           537,570,486       500,388,589
                                                                        -----------       -----------
Total increase (decrease) in net assets                               2,003,798,847     1,666,050,856
Net assets at beginning of period                                     6,972,148,493     5,306,097,637
                                                                      -------------     -------------
Net assets at end of period                                          $8,975,947,340    $6,972,148,493
                                                                     ==============    ==============

See accompanying notes to financial statements.

Notes to Financial Statements

Growth Portfolio
(Unaudited as to Jan. 31, 2000)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Growth Portfolio (the Portfolio) is a series of Growth Trust (the Trust) and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. Growth Portfolio invests primarily in stocks of U.S. and foreign companies that appear to offer growth opportunities. The Declaration of Trust permits the Trustees to issue non-transferable interests in the Portfolio.

The Portfolio's significant accounting policies are summarized below:

Use of estimates
Preparing  financial  statements that conform to generally  accepted  accounting
principles   requires   management  to  make  estimates  (e.g.,  on  assets  and
liabilities) that could differ from actual results.

Valuation of securities
All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

Option transactions
To produce incremental earnings, protect gains and facilitate buying and selling of securities for investments, the Portfolio may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. The Portfolio also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Portfolio gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Portfolio pays a premium whether or not the option is exercised. The Portfolio also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Portfolio will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

Futures transactions
To gain exposure to or protect itself from market changes, the Portfolio may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Portfolio also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Portfolio recognizes a realized gain or loss when the contract is closed or expires.

Foreign currency translations and foreign currency contracts
Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

The Portfolio may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Portfolio and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Portfolio is subject to the credit risk that the other party will not complete its contract obligations.

Federal taxes
For federal income tax purposes the Portfolio qualifies as a partnership and each investor in the Portfolio is treated as the owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. As a "pass-through" entity, the Portfolio therefore does not pay any income dividends or capital gain distributions.

Other
Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including level-yield amortization of premium and discount, is accrued daily.

2. FEES AND EXPENSES
The Trust, on behalf of the Portfolio, has an Investment Management Services Agreement with AEFC to manage its portfolio. Under this agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Portfolio's average daily net assets in reducing percentages from 0.6% to 0.5% annually. The fees may be increased or decreased by a performance adjustment based on a comparison of the performance of Class A shares of the AXP Growth Fund to the Lipper Growth Fund Index. The maximum adjustment is 0.12% of the Portfolio's average daily net assets on an annual basis. The adjustment increased the fee by $2,696,174 for the six months ended Jan. 31, 2000.

Under the agreement, the Trust also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees, audit and certain legal fees, fidelity bond premiums, registration fees for units, office expenses, consultants' fees, compensation of trustees, corporate filing fees, expenses incurred in connection with lending securities of the Portfolio and any other expenses properly payable by the Trust or Portfolio and approved by the board.

During the six months ended Jan. 31, 2000, the Portfolio's custodian fees were reduced by $3,600 as a result of earnings credits from overnight cash balances. The Portfolio also pays custodian fees to American Express Trust Company, an affiliate of AEFC.

According to a Placement Agency Agreement, American Express Financial Advisors Inc. acts as placement agent of the Trust's units.

3. SECURITIES TRANSACTIONS
Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $858,528,056 and $471,902,924, respectively, for the six months ended Jan. 31, 2000. For the same period, the portfolio turnover rate was 6%. Realized gains and losses are determined on an identified cost basis.

Brokerage commissions paid to brokers affiliated with AEFC were $187,140 for the six months ended Jan. 31, 2000.

4. LENDING OF PORTFOLIO SECURITIES
As of Jan. 31, 2000, securities valued at $29,465,625 were on loan to brokers. For collateral, the Portfolio received U.S. government securities valued at $27,818,455. Income from securities lending amounted to $142,598 for the six months ended Jan. 31, 2000. The risks to the Portfolio of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

Investments in Securities

Growth Portfolio
Jan. 31, 2000 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common stocks (94.9%)
Issuer                                                       Shares           Value(a)
Airlines (0.8%)
Southwest Airlines                                         4,500,000        $71,718,750

Automotive & related (0.4%)
Gentex                                                     1,335,000(b)      40,050,000

Banks and savings & loans (2.3%)
Bank of America                                            2,157,920        104,524,250
FleetBoston Financial                                      3,161,000         99,373,938
Total                                                                       203,898,188

Beverages & tobacco (2.1%)
Coca-Cola                                                  3,281,700        188,492,644

Chemicals (0.6%)
Monsanto                                                   1,600,000         56,500,000

Communications equipment & services (7.9%)
Andrew Corp                                                1,100,000(b)      25,300,000
MasTec                                                     1,800,000(b,d)    83,137,500
Nokia Oyj ADR Cl A                                         1,420,000(c)     259,860,000
Tellabs                                                    6,200,000(b)     334,800,000
Total                                                                       703,097,500

Computer software (4.6%)
Microsoft                                                  4,200,000(b)     411,075,000
Computers & office equipment (25.6%)
America Online                                             2,000,000(b)     113,875,000
Cisco Systems                                              5,700,000(b)     624,149,999
EMC                                                        5,200,000(b)     553,800,000
Hewlett-Packard                                            1,000,000        108,250,000
Intl Business Machines                                     2,600,000        291,687,500
Keane                                                      2,800,000(b)      75,600,000
Lexmark Intl Group Cl A                                    1,200,000(b)     113,100,000
Solectron                                                    925,000(b)      67,178,125
Yahoo!                                                     1,100,000(b)     354,268,750
Total                                                                     2,301,909,374

Electronics (20.1%)
Applied Materials                                          3,000,000(b)     411,750,000
ASM Lithography Holding                                      500,000(b)      61,468,750
Broadcom Cl A                                                600,000(b)     173,587,500
Intel                                                      2,500,000        247,343,750
Maxim Integrated Products                                  4,800,000(b)     240,600,000
STMicroelectronics                                         1,000,000(c,f)   168,375,000
Texas Instruments                                          4,600,000        496,225,000
Total                                                                     1,799,350,000

Energy (1.1%)
Anadarko Petroleum                                         3,000,000         98,437,500

Energy equipment & services (2.5%)
Halliburton                                                1,800,000         64,800,000
Schlumberger                                               2,400,000        146,550,000
Transocean Sedco Forex                                       464,640         14,781,360
Total                                                                       226,131,360

Financial services (5.5%)
Citigroup                                                  5,550,000        318,778,125
Merrill Lynch & Co                                         2,000,000        173,500,000
Total                                                                       492,278,125

Furniture & appliances (0.5%)
Ethan Allen Interiors                                      1,921,000         48,025,000

Health care (7.1%)
Bausch & Lomb                                              1,000,000         62,000,000
Johnson & Johnson                                            700,000         60,243,750
Medtronic                                                  1,600,000         73,200,000
Mylan Laboratories                                         2,880,800         76,701,300
Pfizer                                                     5,350,000        194,606,250
Warner-Lambert                                             1,800,000        170,887,500
Total                                                                       637,638,800

Household products (0.4%)
ServiceMaster                                              2,650,000         37,928,125

Industrial equipment & services (0.6%)
Deere & Co                                                 1,200,000         52,425,000

Leisure time & entertainment (0.9%)
Harley-Davidson                                            1,200,000         84,225,000

Multi-industry conglomerates (2.0%)
Apollo Group Cl A                                            491,300(b)      10,624,363
Tyco Intl                                                  4,000,000(c)     171,000,000
Total                                                                       181,624,363

Restaurants & lodging (0.9%)
Marriott Intl Cl A                                         2,600,000         80,762,500

Retail (3.9%)
Home Depot                                                 4,400,000        249,150,000
Tandy                                                      2,000,000         97,750,000
Total                                                                       346,900,000

Utilities -- telephone (5.1%)
AT&T                                                       3,600,000        189,900,000
MCI WorldCom                                               5,850,000(b)     268,734,375
Total                                                                       458,634,375
Total common stocks

(Cost: $3,892,489,507)                                                   $8,521,101,604

See accompanying notes to investments in securities.

Bond (1.6%)
Issuer                                        Coupon       Principal          Value(a)
                                               rate          amount
U.S. government obligations
Resolution Funding Corp
   Zero Coupon
      07-15-20                                 5.93%    $400,000,000(g)    $100,262,040
      10-15-20                                 6.03      185,000,000(g)      45,593,620
Total bond
(Cost: $175,127,997)                                                       $145,855,660

Short-term securities (3.3%)
Issuer                                      Annualized      Amount            Value(a)
                                          yield on date   payable at
                                           of purchase     maturity
U.S. government agencies (2.5%)
Federal Home Loan Bank Disc Nts
   03-24-00                                    5.64%     $20,800,000        $20,628,821
   04-26-00                                    5.84       25,000,000         24,646,445
Federal Home Loan Mtge Corp Disc Nts
   02-08-00                                    5.61       13,700,000         13,681,519
   02-15-00                                    5.65       18,700,000         18,651,690
   02-17-00                                    5.63        3,000,000          2,990,929
   02-29-00                                    5.60       17,000,000         16,923,721
   03-09-00                                    5.73          700,000            695,667
   03-21-00                                    5.66       30,000,000         29,765,832
Federal Natl Mtge Assn Disc Nts
   03-02-00                                    5.63       10,000,000          9,949,674
   03-02-00                                    5.64        2,100,000          2,089,432
   03-16-00                                    5.81        3,500,000          3,474,298
   03-30-00                                    5.76       14,500,000         14,357,011
   04-20-00                                    5.82       50,000,000         49,342,221
   04-27-00                                    5.91       20,000,000         19,718,217
Total                                                                       226,915,477
Commercial paper (0.8%)
Bell Atlantic Network Funding
   03-07-00                                    5.74        3,600,000          3,579,444
   03-16-00                                    5.82        9,500,000          9,431,363
CAFCO
   04-03-00                                    5.84        6,400,000(e)       6,333,696
Cargill
   02-01-00                                    5.83       10,500,000(e)      10,498,300
Corporate Receivables
   02-07-00                                    5.88        5,000,000(e)       4,994,098
GTE Funding
   02-22-00                                    6.00        5,000,000          4,980,750
   02-29-00                                    5.70        6,300,000          6,271,225
Natl Australia Finance (Delaware)
   02-02-00                                    5.95        5,000,000(e)       4,998,347
Preferred Receivables
   03-08-00                                    5.77        3,400,000(e)       3,379,942
Procter & Gamble
   03-02-00                                    5.71        9,100,000          9,055,490
SBC Communications
   02-28-00                                    5.73        2,900,000(e)       2,887,143
Sheffield Receivables
   02-09-00                                    5.94        3,300,000(e)       3,294,967
Total                                                                        69,704,765
Total short-term securities
(Cost: $296,717,676)                                                       $296,620,242

Total investments in securities
(Cost: $4,364,335,180)(h)                                                $8,963,577,506



See accompanying notes to investments in securities.

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Non-income producing.

(c) Foreign security values are stated in U.S. dollars. As of Jan. 31, 2000, the value of foreign securities represented 6.68% of net assets.

(d) Investments representing 5% or more of the outstanding voting securities of the issuer. Transactions with companies that are or were affiliates during the six months ended Jan. 31, 2000 are as follows:

Issuer     Beginning   Purchase     Sales     Ending     Dividend    Value(a)
             cost        cost       cost       cost       income

MasTec    $60,266,600     $--        $--    $60,266,600     $--     $83,137,500

(e) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board.

(f) Security is partially or fully on loan. See Note 4 to the financial statements.

(g) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(h) At Jan. 31, 2000, the cost of securities for federal income tax purposes was approximately $4,364,335,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                $4,846,561,000
Unrealized depreciation                                  (247,318,000)
                                                         ------------
Net unrealized appreciation                            $4,599,243,000

American Express (R) Funds


                                                               PRSRT STD AUTO
                                                                U.S. POSTAGE
                                                                    PAID
                                                                SPENCER, IA
                                                               PERMIT NO. 85



                                                              S-6456 N (3/00)


TICKER SYMBOL  Class A: INIDX   Class B: IGRBX   Class Y: IGRYX

Distributed by American Express Financial Advisors Inc. Member NASD. American Express Company is separate from American Express Financial Advisors Inc. and is not a broker-dealer.


AXP Growth Fund
200 AXP Financial Center
Minneapolis, MN 55474